BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE 19 - BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION

Business Segments

As of March 31, 2022, and 2021, the Company, through its subsidiaries, markets and sells its products and services to consumers, through its independent sales force and proprietary websites, and to its independent distributors. The Company has determined its reportable segments are: (a) the sale of health and wellness products, and (b) the sale of other products and services. The Company’s determination of its reportable segments is based on how its chief operating decision maker manages the business.

The Company’s segment information is as follows:

	Fiscal Year Ended March 31,
	2022	2021
Net sales
Health and wellness products	$32,147,330	$64,046,966
Other	2,276,984	764,185
Total net sales	$34,424,314	$64,811,151
Operating earnings (loss):
Segment gross profit:
Health and wellness products	$22,059,788	$45,997,828
Other	1,562,655	548,829
Total segment gross profit	23,622,443	46,546,657
Selling and marketing expenses	17,239,655	29,740,974
General and administrative expenses	19,714,963	18,983,209
Consolidated operating loss	$(13,332,175)	$(2,177,526)
Total Assets:
Health and wellness	$13,729,219	$22,772,217
Corporate	29,435,505	464,739
Consolidated total assets	$43,164,724	$23,236,956
Payments for property and equipment:
Health and wellness	$208,952	$907,891
Corporate	9,123,016	6,445
Consolidated payments for property and equipment	$9,331,967	$914,336
Depreciation and amortization expense:
Health and wellness	$94,459	$155,085
Corporate	560,808	8,163
Consolidated depreciation and amortization	$655,267	$163,248

Geographic Area Information

Our consolidated net sales, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2022	2021
United States	$29,803,258	$60,961,369
Canada	2,446,330	3,214,633
Republic of Korea	1,706,367	-
Other	468,359	635,149
	$34,424,314	$64,811,151

Our consolidated total assets, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2022	2021
United States	$39.865.782	$20,941,018
Republic of Korea	2,663,149	1,200,214
Other	635,793	1,095,725
	$43,164,724	$23,236,956